Annual Fund Operating Expenses	Dec. 31, 2025
Jacob Internet Fund | Jacob Internet Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.88%
Expenses (as a percentage of Assets)	2.38%
Jacob Small Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 5, 2027
Jacob Small Cap Growth Fund | Jacob Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	2.97%
Expenses (as a percentage of Assets)	4.02%
Fee Waiver or Reimbursement	(0.80%)	[1]
Net Expenses (as a percentage of Assets)	3.22%
Jacob Small Cap Growth Fund | Jacob Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.96%
Expenses (as a percentage of Assets)	3.76%
Fee Waiver or Reimbursement	(0.80%)	[1]
Net Expenses (as a percentage of Assets)	2.96%
Jacob Discovery Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 5, 2027
Jacob Discovery Fund | Jacob Discovery Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%	[2]
Other Expenses (as a percentage of Assets):	1.79%
Expenses (as a percentage of Assets)	3.14%
Fee Waiver or Reimbursement	(0.84%)	[2]
Net Expenses (as a percentage of Assets)	2.30%
Jacob Discovery Fund | Jacob Discovery Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.79%
Expenses (as a percentage of Assets)	2.89%
Fee Waiver or Reimbursement	(0.89%)	[2]
Net Expenses (as a percentage of Assets)	2.00%

[1]	The Adviser has contractually agreed, through at least January 5, 2027, to waive up to 100% of its advisory fees to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses) exceed 2.25% or 1.95% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets. Please note that the maximum waiver is 0.80%, which means that the Fund’s overall expenses could exceed 2.25% for Investor Class shares or 1.95% for Institutional Class shares. This waiver agreement may only be terminated by the Board.
[2]	The Adviser has contractually agreed, through at least January 5, 2027, to waive up to 100% of its advisory fees to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses) exceed 2.30% or 2.00% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets. Please note that the maximum waiver is 1.10%, which means that the Fund’s overall expenses could exceed 2.30% for Investor Class shares or 2.00% for Institutional Class shares. This waiver agreement may only be terminated by the Board.